Redeemable Convertible Preferred Stock - Summary of Redeemable Convertible Preferred Stock (Detail) $ / shares in Units, $ in Thousands	Dec. 31, 2020 USD ($) $ / shares shares
Temporary Equity [Line Items]
Preferred Shares Authorized	51,634,130
Preferred Shares Issued	51,518,255
Preferred Shares Outstanding	51,518,255
Carrying Value | $	$ 353,692
Liquidation Preference | $	$ 362,057
Series Seed Preferred Stock [Member]
Temporary Equity [Line Items]
Preferred Shares Authorized	3,521,368
Preferred Shares Issued	3,521,368
Preferred Shares Outstanding	3,521,368
Issuance Price Per Share | $ / shares	$ 1.0367
Conversion Price Per Share | $ / shares	$ 1.0367
Carrying Value | $	$ 3,651
Liquidation Preference | $	$ 3,651
Series A Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Preferred Shares Authorized	8,027,737
Preferred Shares Issued	8,027,737
Preferred Shares Outstanding	8,027,737
Issuance Price Per Share | $ / shares	$ 3.3011
Conversion Price Per Share | $ / shares	$ 3.3011
Carrying Value | $	$ 26,371
Liquidation Preference | $	$ 26,500
Series B Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Preferred Shares Authorized	26,464,034
Preferred Shares Issued	26,348,159
Preferred Shares Outstanding	26,348,159
Issuance Price Per Share | $ / shares	$ 6.9039
Conversion Price Per Share | $ / shares	$ 6.9039
Carrying Value | $	$ 181,592
Liquidation Preference | $	$ 181,906
Series C Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Preferred Shares Authorized	13,620,991
Preferred Shares Issued	13,620,991
Preferred Shares Outstanding	13,620,991
Issuance Price Per Share | $ / shares	$ 11.0124
Conversion Price Per Share | $ / shares	$ 11.0124
Carrying Value | $	$ 142,078
Liquidation Preference | $	$ 150,000